Right-of-Use Assets and Lease Liabilities (Details Narrative) (10-K) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 20, 2017	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating lease term	5 years
Operating lease renewal term	60 months
Initial lease rate per month	$ 26,838	$ 85,416	$ 170,832	$ 334,203
Operating expenses for building repairs and maintenance per month	$ 7,254
Financing leases term description	The Company has no other operating or financing leases with terms greater than 12 months.
Right-of-use assets		681,903	681,903	826,397
Lease liabilities		$ 712,291	$ 712,291	$ 856,633
Incremental borrowing rate used to determine lease liability		8.50%	8.50%	8.50%
ASC Topic 842 [Member]
Right-of-use assets					$ 1,099,400
Lease liabilities					1,121,873
Deferred rent					$ 22,473
Incremental borrowing rate used to determine lease liability					8.50%